Long-term debt	9 Months Ended
Sep. 30, 2026
Debt Disclosure [Abstract]
Long-term debt
11. Long-term debt:

Term loan facility	Maturity date	Interest rate	September 30, 2026	December 31, 2025
EDC	September 15, 2026	U.S. Prime Rate plus 2.01%	$—	$2,924
Current portion				2,924
Term loan facilities, net of debt issuance costs			$—	$2,924

In May 2026, the Company entered into an amendment agreement with EDC that reduced the minimum consolidated cash balance covenant requirement from $15.0 million to $3.0 million. The term loan matured on September 15, 2026 and was repaid in full. The Company was in compliance with all applicable covenants up to the date of repayment. No amount was outstanding under the facility as at September 30, 2026.